UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 95.0%
Brazil – 7.7%
168,200	Banco Bradesco SA (Banks)	$ 2,105,351
303,600	Banco Bradesco SA ADR (Banks)	3,788,928
1,222,100	Banco do Brasil SA (Banks)	9,409,703
268,200	BRF SA (Food, Beverage & Tobacco)	6,435,001
266,700	Cielo SA (Software & Services)	3,975,776
22,900	Itau Unibanco Holding SA (Banks)	256,972
1,118,620	Itau Unibanco Holding SA ADR (Banks)	13,557,674
110,100	Porto Seguro SA (Insurance)	1,110,083
484,900	Telefonica Brasil SA ADR (Telecommunication Services)(a)	8,941,556

		49,581,044

China – 20.6%
20,562,000	Agricultural Bank of China Ltd. Class H (Banks)	10,040,708
256,000	Air China Ltd. Class H (Transportation)	245,609
14,100	Baidu, Inc. ADR (Software & Services)*	3,072,672
29,684,000	Bank of China Ltd. Class H (Banks)	16,571,352
12,728,000	Bank of Communications Co. Ltd. Class H (Banks)	10,685,307
13,504,000	China CITIC Bank Corp. Ltd. Class H (Banks)	9,986,031
11,645,000	China Construction Bank Corp. Class H (Banks)	9,321,600
1,551,500	China Hongqiao Group Ltd. (Materials)	979,358
151,000	China Life Insurance Co. Ltd. Class H (Insurance)	585,139
846,000	China Medical System Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,463,264
1,796,000	China Southern Airlines Co. Ltd. Class H (Transportation)	956,341
18,692,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	11,054,188
2,807,200	China Zhongwang Holdings Ltd. (Materials)	1,231,176
1,487,000	Chongqing Rural Commercial Bank Co. Ltd. Class H (Banks)	910,205
302,500	CITIC Securities Co. Ltd. Class H (Diversified Financials)	971,856
962,000	Datang International Power Generation Co. Ltd. Class H (Utilities)	525,965

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
2,432,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	$ 3,517,259
20,998,000	GOME Electrical Appliances Holding Ltd. (Retailing)	2,890,434
1,379,200	Haitong Securities Co. Ltd. Class H (Diversified Financials)(a)	2,988,468
2,334,000	KWG Property Holding Ltd. (Real Estate)	1,490,628
2,569,000	Metallurgical Corp of China Ltd. Class H (Capital Goods)	792,818
36,900	NetEase, Inc. ADR (Software & Services)	4,031,325
989,400	New China Life Insurance Co. Ltd. Class H (Insurance)	5,698,529
895,000	People’s Insurance Co. Group of China Ltd. Class H (Insurance)	435,784
1,190,000	PetroChina Co. Ltd. Class H (Energy)	1,292,223
4,746,000	PICC Property & Casualty Co. Ltd. Class H (Insurance)	9,256,233
1,250,000	Shenzhen Expressway Co. Ltd. Class H (Transportation)	971,935
10,770,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,933,237
1,447,000	Sinotrans Ltd. Class H (Transportation)	1,023,217
1,324,000	Sunac China Holdings Ltd. (Real Estate)	1,185,269
568,200	Tencent Holdings Ltd. (Software & Services)	9,583,577
1,412,000	Zhejiang Expressway Co. Ltd. Class H (Transportation)	1,796,865

		132,488,572

Greece – 0.3%
22,430	FF Group (Retailing)*	670,215
175,758	OPAP SA (Consumer Services)	1,485,353

		2,155,568

Hong Kong – 3.0%
1,362,000	China Resources Cement Holdings Ltd. (Materials)	808,272
1,180,000	China Resources Power Holdings Co. Ltd. (Utilities)	3,303,962
666,000	China Travel International Investment Hong Kong Ltd. (Consumer Services)	218,552
840,000	Guangdong Investment Ltd. (Utilities)	1,127,563

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
2,006,400	Hua Han Bio-Pharmaceutical Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 480,419
1,500,000	Huabao International Holdings Ltd. (Materials)	1,181,970
686,000	Lijun International Pharmaceutical Holding Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	320,412
660,000	Nine Dragons Paper Holdings Ltd. (Materials)	484,826
865,500	Shimao Property Holdings Ltd. (Real Estate)	1,816,685
9,584,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	9,574,327

		19,316,988

Hungary – 0.4%
172,510	Richter Gedeon Nyrt (Pharmaceuticals, Biotechnology & Life Sciences)	2,340,840

India – 6.6%
427,984	Axis Bank Ltd. (Banks)	4,087,505
84,479	Bajaj Auto Ltd. (Automobiles & Components)	3,256,891
16,851	Bajaj Finserv Ltd. (Insurance)	393,843
58,196	Bajaj Holdings & Investment Ltd. (Diversified Financials)	1,320,697
301,370	Bank of Baroda (Banks)	952,983
153,740	Bharat Petroleum Corp. Ltd. (Energy)	1,852,964
28,253	Cadila Healthcare Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	747,369
277,302	Cairn India Ltd. (Energy)	1,042,026
130,910	Federal Bank Ltd. (Banks)	298,980
629,738	Indian Oil Corp. Ltd. (Energy)	3,517,178
91,656	Infosys Ltd. ADR (Software & Services)(a)	3,123,637
200,364	IRB Infrastructure Developers Ltd. (Capital Goods)	869,233
490,697	Power Finance Corp. Ltd. (Diversified Financials)	2,355,772
1,063,829	Rural Electrification Corp. Ltd. (Diversified Financials)	5,705,783
722,302	Tata Motors Ltd. (Automobiles & Components)	6,811,720

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
776,681	Tata Motors Ltd. Class A (Automobiles & Components)	$ 4,554,457
263,571	UPL Ltd. (Materials)	1,564,146

		42,455,184

Indonesia – 1.2%
401,900	PT Astra Agro Lestari Tbk (Food, Beverage & Tobacco)	734,580
9,466,400	PT Bank Negara Indonesia (Persero) Tbk (Banks)	4,638,341
2,416,000	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	2,210,594

		7,583,515

Malaysia – 1.5%
72,900	British American Tobacco Malaysia Bhd (Food, Beverage & Tobacco)	1,325,191
3,718,800	DiGi.Com Bhd (Telecommunication Services)	6,570,416
444,800	Genting Malaysia Bhd (Consumer Services)	496,809
342,800	Press Metal Bhd (Materials)	254,027
164,300	Tenaga Nasional Bhd (Utilities)	655,315

		9,301,758

Mexico – 4.5%
108,900	Arca Continental SAB de CV (Food, Beverage & Tobacco)*	643,687
21,130	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)*	1,765,623
887,600	Gruma SAB de CV Class B (Food, Beverage & Tobacco)	9,614,112
69,700	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation)	4,628,777
69,510	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)*	9,099,554
99,100	Grupo Mexico SAB de CVSeries B (Materials)	261,741
1,575,300	Wal-Mart de Mexico SAB de CVSeries V (Food & Staples Retailing)	3,042,459

		29,055,953

Peru – 1.2%
54,291	Credicorp Ltd. (Banks)	7,824,419

Philippines – 0.2%
26,095	Globe Telecom, Inc. (Telecommunication Services)	1,030,012

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Poland – 0.5%
510,550	Orange Polska SA (Telecommunication Services)	$ 1,231,618
407,670	PGE SA (Utilities)	2,136,112

		3,367,730

Russia – 3.5%
3,633	OAO Bashneft (Energy)*	79,122
1,421,965	OAO Gazprom ADR (Energy)	5,707,898
1,251,060	OAO Rosneft GDR (Energy)	4,054,894
65,235	OAO Tatneft ADR (Energy)	1,527,592
629,250	OJSC MMC Norilsk Nickel ADR (Materials)	10,371,372
48,322	PJSC Uralkali GDR (Materials)	599,644

		22,340,522

South Africa – 9.0%
64,855	Clicks Group Ltd. (Food & Staples Retailing)	501,241
1,258,927	FirstRand Ltd. (Diversified Financials)	5,602,700
321,700	Investec Ltd. (Diversified Financials)	2,694,616
332,878	Liberty Holdings Ltd. (Insurance)	3,747,557
1,765,498	Life Healthcare Group Holdings Ltd. (Health Care Equipment & Services)	6,570,204
33,188	Mediclinic International Ltd. (Health Care Equipment & Services)	328,164
117,833	MMI Holdings Ltd. (Insurance)	317,021
269,014	Mondi Ltd. (Materials)	4,833,952
784,782	MTN Group Ltd. (Telecommunication Services)	13,552,175
336,398	Netcare Ltd. (Health Care Equipment & Services)	1,116,787
73,167	Rand Merchant Insurance Holdings Ltd. (Insurance)	266,960
831,958	Sanlam Ltd. (Insurance)	4,986,544
18,198	Shoprite Holdings Ltd. (Food & Staples Retailing)	287,668
944,171	Sibanye Gold Ltd. (Materials)	2,552,939
1,334,814	Steinhoff International Holdings Ltd. (Consumer Durables & Apparel)	6,822,159
568,608	Super Group Ltd. (Retailing)*	1,671,888
75,170	The Foschini Group Ltd. (Retailing)	1,077,756
19,792	Tiger Brands Ltd. (Food, Beverage & Tobacco)	667,462

		57,597,793

Shares	Description	Value
Common Stocks – (continued)
South Korea – 14.3%
2,033	Amorepacific Corp. (Household & Personal Products)	$ 4,899,559
1,446	AMOREPACIFIC Group (Household & Personal Products)	1,648,218
23,188	Hancom, Inc. (Software & Services)*	429,159
8,069	Hansae Co. Ltd. (Consumer Durables & Apparel)*	280,086
510,589	Industrial Bank of Korea (Banks)	5,998,046
264,709	Korea Electric Power Corp. (Utilities)	10,349,842
62,449	Korea Investment Holdings Co. Ltd. (Diversified Financials)*	2,942,967
54,484	Korean Air Lines Co. Ltd. (Transportation)*	2,364,942
153,417	KT&G Corp. (Food, Beverage & Tobacco)	11,199,142
1,020	LG Household & Health Care Ltd. (Household & Personal Products)	641,697
9,763	Medy-Tox, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	3,280,475
475,230	Meritz Securities Co. Ltd. (Diversified Financials)	1,663,588
93,256	Mirae Asset Securities Co. Ltd. (Diversified Financials)*	3,924,452
8,971	NCSoft Corp. (Software & Services)	1,638,254
303,972	NH Investment & Securities Co. Ltd. (Diversified Financials)*	3,060,922
12,646	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	15,698,730
10,426	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	2,812,427
14,855	Samyang Holdings Corp. (Food, Beverage & Tobacco)	1,277,578
119,902	Shinhan Financial Group Co. Ltd. (Banks)	4,895,409
301,574	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	13,026,662

		92,032,155

Taiwan – 14.7%
4,912,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	6,168,097
1,172,000	AmTRAN Technology Co. Ltd. (Consumer Durables & Apparel)	665,366

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
960,000	Asustek Computer, Inc. (Technology Hardware & Equipment)	$ 10,033,548
355,000	Catcher Technology Co. Ltd. (Technology Hardware & Equipment)	3,104,324
3,362,000	Cathay Financial Holding Co. Ltd. (Insurance)	4,814,490
100,000	Elite Advanced Laser Corp. (Semiconductors & Semiconductor Equipment)	320,897
1,149,000	Elite Material Co. Ltd. (Technology Hardware & Equipment)	1,547,999
821,038	Elitegroup Computer Systems Co. Ltd. (Technology Hardware & Equipment)	708,303
913,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	1,446,731
397,000	Grape King Bio Ltd. (Household & Personal Products)	1,630,272
5,406,120	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	14,834,358
1,018,000	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment)*	1,455,515
239,000	Lotes Co. Ltd. (Technology Hardware & Equipment)	1,043,286
552,000	Nien Hsing Textile Co. Ltd. (Consumer Durables & Apparel)	452,357
4,150,000	Pegatron Corp. (Technology Hardware & Equipment)	11,035,185
214,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	648,849
5,506,000	Siliconware Precision Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	9,284,387
376,000	Simplo Technology Co. Ltd. (Technology Hardware & Equipment)	1,845,071
879,600	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	19,975,716
305,000	Test Research, Inc. (Technology Hardware & Equipment)	492,415
1,765,000	TXC Corp. (Technology Hardware & Equipment)	2,133,075
401,000	United Integrated Services Co. Ltd. (Capital Goods)	389,957
488,000	Wan Hai Lines Ltd. (Transportation)	517,562

		94,547,760

Shares	Description	Value
Common Stocks – (continued)
Thailand – 3.6%
1,166,400	Airports of Thailand PCL (Transportation)	$ 11,508,774
2,670,100	BTS Group Holdings PCL (Transportation)	800,974
245,800	Delta Electronics Thailand PCL (Technology Hardware & Equipment)	555,306
15,273,500	Jasmine International PCL (Telecommunication Services)	3,864,031
744,800	PTT Exploration & Production PCL (Energy)	2,483,093
348,500	PTT PCL (Energy)	3,684,703

		22,896,881

Turkey – 2.2%
123,856	Aksa Akrilik Kimya Sanayii AS (Consumer Durables & Apparel)	480,085
1,875,800	Eregli Demir ve Celik Fabrikalari TAS (Materials)	3,362,812
110,323	KOC Holding AS (Capital Goods)	572,054
252,609	TAV Havalimanlari Holding AS (Transportation)	1,884,266
384,758	Tofas Turk Otomobil Fabrikasi AS (Automobiles & Components)	2,561,275
247,162	Tupras Turkiye Petrol Rafinerileri AS (Energy)	5,356,933

		14,217,425

TOTAL COMMON STOCKS		$610,134,119

Preferred Stocks – 3.0%
Brazil – 2.4%
1,121,300	Companhia Energetica de Minas Gerais (Utilities)	$ 4,977,055
323,900	Companhia Energetica de Sao Paulo Class B (Utilities)	2,843,971
1,928,300	Itausa - Investimentos Itau SA (Banks)	6,568,401
122,700	Lojas Americanas SA (Retailing)	711,072

		15,100,499

South Korea – 0.6%
3,314	Hyundai Motor Co. (Automobiles & Components)	361,967
3,569	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	3,473,869

		3,835,836

TOTAL PREFERRED STOCKS		$ 18,936,335

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description		Value
Exchange Traded Fund – 1.5%
United States – 1.5%
239,108	Vanguard FTSE Emerging Markets Fund		$ 9,549,974

Units	Description	Expiration Month	Value
Warrant – 0.0%
Thailand – 0.0%
1,567,600	BTS Group Holdings PCL (Transportation)*	11/18	$ 63,221

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$638,683,649

Shares	Distribution Rate		Value
Securities Lending Reinvestment Vehicle(b)(c) – 2.1%
Goldman Sachs Financial Square Money Market Fund — FST Shares
13,700,650	0.082%		$ 13,700,650

TOTAL INVESTMENTS – 101.6%			$652,384,299

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%			(10,106,637)

NET ASSETS – 100.0%			$642,277,662

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2015.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$638,450,418

Gross unrealized gain	61,035,934
Gross unrealized loss	(47,102,053)

Net unrealized security gain	$13,933,881

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Australia – 5.2%
85,607	Australia & New Zealand Banking Group Ltd. (Banks)	$ 2,185,332
118,630	BHP Billiton Ltd. (Materials)	2,736,171
437,917	BHP Billiton PLC (Materials)	9,511,789
22,638	Caltex Australia Ltd. (Energy)	585,878
22,676	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,543,182
98,131	Domino’s Pizza Enterprises Ltd. (Consumer Services)	1,983,894
199,164	Downer EDI Ltd. (Commercial & Professional Services)	646,671
274,681	Federation Centres Ltd. (REIT)	644,261
58,794	Harvey Norman Holdings Ltd. (Retailing)	179,573
485,325	Insurance Australia Group Ltd. (Insurance)	2,404,175
378,795	Qantas Airways Ltd. (Transportation)*	763,300
23,370	Ramsay Health Care Ltd. (Health Care Equipment & Services)	1,075,460
183,209	Suncorp Group Ltd. (Insurance)	2,087,444
184,669	Woodside Petroleum Ltd. (Energy)	4,904,623
225,898	Woolworths Ltd. (Food & Staples Retailing)	5,559,065

		36,810,818

Austria – 0.4%
73,858	ams AG (Semiconductors & Semiconductor Equipment)	2,890,903

Bermuda – 0.1%
42,663	Catlin Group Ltd. (Insurance)	447,451

Denmark – 3.1%
856	A.P. Moeller - Maersk A/S Class A (Transportation)	1,675,095
39,820	H Lundbeck A/S (Pharmaceuticals, Biotechnology & Life Sciences)	808,728
238,594	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	10,634,304
70,494	Pandora A/S (Consumer Durables & Apparel)	5,039,445
204,532	TDC A/S (Telecommunication Services)	1,513,700
54,640	Vestas Wind Systems A/S (Capital Goods)*	2,122,961

		21,794,233

Finland – 3.4%
62,345	Elisa OYJ (Telecommunication Services)	1,658,372
268,367	Fortum OYJ (Utilities)	5,724,472
624,765	Nokia OYJ (Technology Hardware & Equipment)	4,804,784
134,892	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	4,447,347
396,481	UPM-Kymmene OYJ (Materials)	6,969,100

		23,604,075

Shares	Description	Value
Common Stocks – (continued)
France – 8.7%
4,211	Cap Gemini SA (Software & Services)	$ 305,635
18,262	CNP Assurances (Insurance)	320,598
390,261	Credit Agricole SA (Banks)	4,628,368
43,169	Fonciere Des Regions (REIT)	4,422,066
1,059,380	Natixis SA (Banks)	6,737,639
514,735	Orange SA (Telecommunication Services)	9,055,777
71,080	Renault SA (Automobiles & Components)	5,432,391
92,870	Safran SA (Capital Goods)	6,185,131
43,435	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	4,002,097
86,285	Schneider Electric SE (Capital Goods)	6,486,198
95,791	SCOR SE (Insurance)	2,981,969
104,364	Technicolor SA (Registered) (Media)*	623,441
68,877	Technip SA (Energy)	4,022,194
34,338	Valeo SA (Automobiles & Components)	4,841,720
14,319	Vinci SA (Capital Goods)	752,238

		60,797,462

Germany – 5.7%
27,688	Continental AG (Automobiles & Components)	6,247,713
73,424	Deutsche Post AG (Registered) (Transportation)	2,376,229
182,833	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment)*	6,992,420
41,403	Duerr AG (Capital Goods)	3,768,140
64,391	Hannover Rueck SE (Insurance)	5,771,195
163,591	K+S AG (Registered) (Materials)	5,165,093
33,982	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	6,812,769
121,355	Rhoen Klinikum AG (Health Care Equipment & Services)	3,215,118

		40,348,677

Hong Kong – 3.5%
1,467,600	AIA Group Ltd. (Insurance)	8,519,329
195,000	Cathay Pacific Airways Ltd. (Transportation)	454,959
5,498,000	China Travel International Investment Hong Kong Ltd. (Consumer Services)	1,804,205
239,000	Hang Lung Properties Ltd. (Real Estate)	702,736
385,500	Hongkong Land Holdings Ltd. (Real Estate)	2,856,555
309,000	Hutchison Whampoa Ltd. (Capital Goods)	4,089,360

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
30,500	Power Assets Holdings Ltd. (Utilities)	$ 319,006
90,600	Swire Properties Ltd. (Real Estate)	290,865
720,000	The United Laboratories International Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	354,633
412,000	Wheelock & Co. Ltd. (Real Estate)	2,331,012
851,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	3,166,629

		24,889,289

Ireland – 0.7%
489,992	Beazley PLC (Insurance)	2,122,932
40,301	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,941,484

		5,064,416

Italy – 1.5%
21,342	ACEA SpA (Utilities)	239,914
2,339	Cosmo Pharmaceuticals SpA (Pharmaceuticals, Biotechnology & Life Sciences)	350,739
612,784	Enel SpA (Utilities)	2,768,780
110,568	Eni SpA (Energy)	1,860,703
74,894	ERG SpA (Energy)	892,849
1,450,882	Intesa Sanpaolo SpA (Banks)	4,242,760

		10,355,745

Japan – 25.8%
45,700	Alpine Electronics, Inc. (Consumer Durables & Apparel)	706,767
579,500	Amada Co. Ltd. (Capital Goods)	5,281,582
631,600	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	9,755,295
38,800	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	785,591
315,700	Brother Industries Ltd. (Technology Hardware & Equipment)	5,406,618
7,600	Central Japan Railway Co. (Transportation)	1,303,277
68,200	Chubu Electric Power Co., Inc. (Utilities)*	900,513
655,000	Clarion Co. Ltd. (Consumer Durables & Apparel)*(a)	1,932,253
406,800	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,901,594
320,200	Daiwa House Industry Co. Ltd. (Real Estate)	5,896,667
782,000	Daiwa Securities Group, Inc. (Diversified Financials)	5,681,830
4,200	Dydo Drinco, Inc. (Food, Beverage & Tobacco)	172,445
129,000	Fuji Electric Co. Ltd. (Capital Goods)	551,630

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
30,800	Fuji Media Holdings, Inc. (Media)	$ 387,169
175,200	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	5,921,357
965,000	Fujitsu Ltd. (Software & Services)	5,099,525
6,600	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	224,562
18,300	Hitachi Transport System Ltd. (Transportation)	239,409
34,300	Hokuriku Electric Power Co. (Utilities)	484,732
12,000	Honda Motor Co. Ltd. (Automobiles & Components)	362,097
17,800	Idemitsu Kosan Co. Ltd. (Energy)	297,116
370,300	ITOCHU Corp. (Capital Goods)	3,749,459
112,500	Japan Airlines Co. Ltd. (Transportation)	3,808,756
31,000	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	659,639
679,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	1,943,615
61,100	KDDI Corp. (Telecommunication Services)	4,312,986
37,500	Konami Corp. (Software & Services)	699,694
22,100	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	446,836
59,000	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	671,863
11,300	Kyushu Electric Power Co., Inc. (Utilities)*	109,047
328,200	Mitsubishi Corp. (Capital Goods)	5,725,520
487,000	Mitsubishi Electric Corp. (Capital Goods)	5,632,512
417,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	1,885,405
943,000	Mitsubishi Heavy Industries Ltd. (Capital Goods)	5,204,978
137,800	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	2,178,488
202,000	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,073,483
460,900	Mitsui & Co. Ltd. (Capital Goods)	5,864,842
3,994,300	Mizuho Financial Group, Inc. (Banks)	6,531,156
126,800	MS&AD Insurance Group Holdings, Inc. (Insurance)	3,083,042
36,300	Nexon Co. Ltd. (Software & Services)	357,317
280,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	1,445,089

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
53,300	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	$ 3,154,656
964,900	Nomura Holdings, Inc. (Diversified Financials)	5,130,038
120,000	NSK Ltd. (Capital Goods)	1,406,230
528,500	ORIX Corp. (Diversified Financials)	6,072,898
174,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,383,402
559,200	Panasonic Corp. (Consumer Durables & Apparel)	6,352,442
13,700	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	880,799
42,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	459,344
28,700	Sekisui House Ltd. (Consumer Durables & Apparel)	371,135
178,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	6,532,046
32,800	SoftBank Corp. (Telecommunication Services)	1,930,336
107,500	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	2,982,805
317,900	Sumitomo Corp. (Capital Goods)	3,137,152
200,500	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,107,687
201,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	6,754,992
10,400	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	659,872
55,200	The Chugoku Electric Power Co., Inc. (Utilities)	763,166
183,100	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	2,453,104
136,500	Tokio Marine Holdings, Inc. (Insurance)	4,765,516
402,000	Toko, Inc. (Technology Hardware & Equipment)(a)	1,070,639
138,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	921,849
33,100	Wacom Co. Ltd. (Technology Hardware & Equipment)(a)	139,853
235,600	Yamaha Motor Co. Ltd. (Automobiles & Components)	5,167,282

		181,272,999

Netherlands – 3.3%
2,818	Boskalis Westminster NV (Capital Goods)	124,580
85,426	Corio NV (REIT)	4,559,003
9,656	Eurocommercial Properties NV CVA (Real Estate)	429,779
80,651	Heineken Holding NV (Food, Beverage & Tobacco)	5,277,995
166,066	Koninklijke Ahold NV (Food & Staples Retailing)	2,997,240

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
37,760	Nutreco NV (Food, Beverage & Tobacco)	$ 1,922,955
190,332	PostNL NV (Transportation)*	688,488
50,386	Royal Dutch Shell PLC Class A (Energy)	1,535,127
189,661	TomTom NV (Consumer Durables & Apparel)*	1,246,270
3,384	Wereldhave NV (REIT)	243,480
132,176	Wolters Kluwer NV (Media)	3,948,475

		22,973,392

Norway – 2.9%
239,379	DNB ASA (Banks)	3,468,269
338,499	Marine Harvest ASA (Food, Beverage & Tobacco)	4,428,088
275,940	Statoil ASA (Energy)	4,620,972
151,346	Yara International ASA (Materials)	7,879,428

		20,396,757

Singapore – 1.6%
8,959,700	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	2,779,335
23,000	Jardine Cycle & Carriage Ltd. (Retailing)	717,880
201,000	OUE Ltd. (Consumer Services)	326,428
287,800	Singapore Airlines Ltd. (Transportation)	2,688,204
2,087,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	4,952,850

		11,464,697

South Africa – 0.9%
336,188	Mondi PLC (Materials)	5,997,211

Spain – 1.0%
456,454	Banco Santander SA (Banks)	3,070,143
198,395	Endesa SA (Utilities)	3,959,534

		7,029,677

Sweden – 1.7%
240,886	Husqvarna AB Class B (Consumer Durables & Apparel)	1,672,995
58,697	JM AB (Consumer Durables & Apparel)	1,932,058
16,224	Nordea Bank AB (Banks)	205,976
412,239	Skandinaviska Enskilda Banken AB Class A (Banks)	4,964,015
100,851	Swedish Match AB (Food, Beverage & Tobacco)	3,283,400

		12,058,444

Switzerland – 10.3%
542,009	ABB Ltd. (Registered) (Capital Goods)*	10,420,785
69,869	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	7,717,769
4,613	Aryzta AG (Food, Beverage & Tobacco)*	345,834

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
51,191	Ascom Holding AG (Registered) (Technology Hardware & Equipment)	$ 788,440
20,797	Baloise Holding AG (Registered) (Insurance)	2,707,089
395,922	Logitech International SA (Registered) (Technology Hardware & Equipment)	5,821,728
47,163	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	5,585,812
81,472	Nestle SA (Registered) (Food, Beverage & Tobacco)	6,222,096
73,013	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	19,678,277
80,285	Swiss Re AG (Insurance)	7,242,301
10,259	Swisscom AG (Registered) (Telecommunication Services)	6,015,041

		72,545,172

United Kingdom – 17.6%
274,426	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	4,277,044
88,400	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	6,292,784
19,137	Berendsen PLC (Commercial & Professional Services)	320,265
78,089	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	2,846,402
293,799	British American Tobacco PLC (Food, Beverage & Tobacco)	16,574,970
509,414	BT Group PLC (Telecommunication Services)	3,195,883
408,901	Dixons Carphone PLC (Retailing)	2,672,196
211,652	easyJet PLC (Transportation)	5,901,465
287,898	Hammerson PLC (REIT)	2,979,108
1,355,437	HSBC Holdings PLC (Banks)	12,401,168
181,205	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	8,511,014
120,116	InterContinental Hotels Group PLC (Consumer Services)	4,789,949
39,588	International Consolidated Airlines Group SA (Transportation)*	323,008
1,709,658	ITV PLC (Media)	5,658,146
306,740	Jazztel PLC (Telecommunication Services)*	4,345,868
571,579	National Grid PLC (Utilities)	8,035,826
92,255	Persimmon PLC (Consumer Durables & Apparel)*	2,208,486
102,714	Reckitt Benckiser Group PLC (Household & Personal Products)	8,693,184
39,156	Rio Tinto PLC (Materials)	1,720,631
85,700	Severn Trent PLC (Utilities)	2,774,516
191,980	Sky PLC (Media)	2,677,193
94,762	SSE PLC (Utilities)	2,293,112

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
436,016	Standard Chartered PLC (Banks)	$ 5,814,221
87,031	Unilever PLC (Food, Beverage & Tobacco)	3,832,326
219,122	United Utilities Group PLC (Utilities)	3,381,899
53,999	WH Smith PLC (Retailing)	1,093,665

		123,614,329

TOTAL COMMON STOCKS		$684,355,747

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$684,355,747

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 0.3%
Goldman Sachs Financial Square Money Market Fund — FST Shares
2,160,164	0.082%	$ 2,160,164

TOTAL INVESTMENTS – 97.7%		$686,515,911

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		15,864,687

NET ASSETS – 100.0%		$702,380,598

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2015.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

TSE TOPIX Index	19	March 2015	$2,288,640	$95,231

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$703,132,385

Gross unrealized gain	37,288,811
Gross unrealized loss	(53,905,285)

Net unrealized security loss	$(16,616,474)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%
Australia – 5.6%
109,091	Abacus Property Group (REIT)	$ 258,167
102,963	BT Investment Management Ltd. (Diversified Financials)	575,685
529,279	Cabcharge Australia Ltd. (Commercial & Professional Services)(a)	1,780,187
333,056	Charter Hall Group (REIT)	1,248,150
1,537,667	CSR Ltd. (Materials)	4,749,794
218,670	Domino’s Pizza Enterprises Ltd. (Consumer Services)	4,420,805
1,652,947	Downer EDI Ltd. (Commercial & Professional Services)	5,366,995
486,560	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	242,424
137,530	GUD Holdings Ltd. (Consumer Durables & Apparel)(a)	836,462
807,101	iiNET Ltd. (Telecommunication Services)	4,684,215
291,115	Independence Group NL (Materials)	1,120,913
455,515	Investa Office Fund (REIT)	1,362,297
793,635	M2 Group Ltd. (Telecommunication Services)	5,528,045
98,260	Monadelphous Group Ltd. (Capital Goods)	618,952
2,174,494	Mount Gibson Iron Ltd. (Materials)	358,121
732,856	Northern Star Resources Ltd. (Materials)	1,060,275
202,158	Nufarm Ltd. (Materials)	888,328
243,555	OZ Minerals Ltd. (Materials)	727,517
140,440	Premier Investments Ltd. (Retailing)	1,115,914
120,044	Primary Health Care Ltd. (Health Care Equipment & Services)	429,941
162,250	RCR Tomlinson Ltd. (Capital Goods)	258,855
654,971	Shopping Centres Australasia Property Group (REIT)	980,088
2,390,742	Sigma Pharmaceuticals Ltd. (Health Care Equipment & Services)	1,483,601
23,160	Sirtex Medical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	482,884
374,683	Slater & Gordon Ltd. (Consumer Services)	1,922,923
1,180,704	Spark Infrastructure Group (Utilities)	1,955,139
149,858	Tassal Group Ltd. (Food, Beverage & Tobacco)	437,679
75,473	Thorn Group Ltd. (Retailing)	167,596

		45,061,952

Austria – 1.9%
184,969	ams AG (Semiconductors & Semiconductor Equipment)	7,239,940
134,637	CA Immobilien Anlagen AG (Real Estate)*	2,726,870

Shares	Description	Value
Common Stocks – (continued)
Austria – (continued)
3,107	DO & CO AG (Consumer Services)	$ 233,619
22,171	Flughafen Wien AG (Transportation)	1,926,926
2,926	Lenzing AG (Materials)	189,769
51,654	Oesterreichische Post AG (Transportation)	2,562,400

		14,879,524

Belgium – 1.2%
9,573	Ablynx NV (Pharmaceuticals, Biotechnology & Life Sciences)*	112,899
201,789	bpost SA (Transportation)	5,309,867
16,636	Compagnie Maritime Belge SA (Transportation)	260,452
69,390	Exmar NV (Energy)	611,317
20,138	Ion Beam Applications (Health Care Equipment & Services)*	395,384
28,120	Kinepolis Group NV (Media)	1,234,527
37,876	Melexis NV (Semiconductors & Semiconductor Equipment)	1,895,852

		9,820,298

Bermuda – 1.3%
730,486	Catlin Group Ltd. (Insurance)	7,661,370
256,760	Hiscox Ltd. (Insurance)	2,836,058

		10,497,428

Canada – 0.2%
294,534	Entertainment One Ltd. (Media)	1,222,153

China – 0.3%
5,499,000	FIH Mobile Ltd. (Technology Hardware & Equipment)*	2,446,221

Denmark – 0.7%
122,958	Bakkafrost P/F (Food, Beverage & Tobacco)	2,554,493
3,754	Dfds A/S (Transportation)	361,947
2,002	Royal Unibrew A/S (Food, Beverage & Tobacco)*	341,264
24,541	Schouw & Co. A/S (Food, Beverage & Tobacco)	1,138,923
25,875	Topdanmark A/S (Insurance)*	865,842
11,896	Zealand Pharma A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	154,190

		5,416,659

Finland – 0.2%
13,117	Ramirent OYJ (Capital Goods)	108,303
128,444	Sponda OYJ (Real Estate)	591,552
34,734	Tieto OYJ (Software & Services)	853,564

		1,553,419

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – 4.3%
32,526	ABC Arbitrage (Diversified Financials)	$ 174,768
260,970	Air France-KLM (Transportation)*(a)	2,297,939
39,576	Assystem (Commercial & Professional Services)	773,671
113,994	Belvedere SA (Food, Beverage & Tobacco)*(a)	1,286,931
21,396	Boiron SA (Pharmaceuticals, Biotechnology & Life Sciences)	2,188,362
6,900	Bourbon SA (Energy)	143,036
20,806	Cegid Group (Software & Services)	749,524
14,640	Euler Hermes Group (Insurance)	1,433,670
255,072	Havas SA (Media)	1,968,902
80,790	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	4,111,763
25,265	IPSOS (Media)	658,312
155,118	Mercialys SA (REIT)	3,754,438
72,109	Metropole Television SA (Media)	1,318,409
68,343	Neopost SA (Technology Hardware & Equipment)	3,552,469
49,915	Saft Groupe SA (Capital Goods)	1,592,157
9,966	Societe de la Tour Eiffel (REIT)*	523,664
959,394	Technicolor SA (Registered) (Media)*	5,731,148
13,857	Teleperformance (Commercial & Professional Services)	992,797
92,368	Valneva SE (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	420,609
14,313	Vicat (Materials)	1,005,214

		34,677,783

Georgia – 0.4%
107,162	Bank of Georgia Holdings PLC (Banks)	3,271,527

Germany – 6.3%
24,054	alstria office REIT-AG (REIT)*	307,790
24,619	Aurelius AG (Diversified Financials)	983,740
2,145	Bechtle AG (Software & Services)	181,267
363,510	Borussia Dortmund GmbH & Co. KGaA (Media)	1,637,725
37,608	CENTROTEC Sustainable AG (Capital Goods)	560,998
14,444	Comdirect Bank AG (Banks)	143,631
40,859	CTS Eventim AG & Co. KGaA (Media)	1,168,670
26,858	Deutsche Beteiligungs AG (Diversified Financials)	833,722
81,421	Deutsche Euroshop AG (Real Estate)	3,772,276
61,605	Deutz AG (Capital Goods)	283,991

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
192,244	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment)*	$ 7,352,342
81,793	Duerr AG (Capital Goods)	7,444,085
33,125	Freenet AG (Telecommunication Services)	986,311
46,809	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,551,990
13,021	Hamborner REIT AG (REIT)	134,695
21,807	Homag Group AG (Capital Goods)	851,378
19,998	Krones AG (Capital Goods)	1,893,276
83,277	KUKA AG (Capital Goods)(a)	5,629,787
59,117	MorphoSys AG (Pharmaceuticals, Biotechnology & Life Sciences)*	5,068,529
3,709	Nemetschek AG (Software & Services)	387,146
5,749	R Stahl AG (Capital Goods)	276,161
229,363	Rhoen Klinikum AG (Health Care Equipment & Services)	6,076,628
6,646	STRATEC Biomedical AG (Health Care Equipment & Services)	358,083
50,780	Takkt AG (Retailing)	864,627
15,929	Wacker Neuson SE (Capital Goods)	322,635

		50,071,483

Hong Kong – 2.2%
2,708,000	Brightoil Petroleum Holdings Ltd. (Energy)*(a)	664,737
113,000	Chow Sang Sang Holdings International Ltd. (Retailing)	299,482
386,400	Dah Sing Financial Holdings Ltd. (Banks)	2,232,246
493,926	Dickson Concepts International Ltd. (Retailing)	232,163
890,000	Emperor Entertainment Hotel Ltd. (Consumer Services)	210,093
1,418,000	Emperor International Holdings (Real Estate)	321,340
1,182,100	Esprit Holdings Ltd. (Retailing)	1,330,378
2,212,000	Global Brands Group Holding Ltd. (Consumer Durables & Apparel)*	416,760
154,240	Great Eagle Holdings Ltd. (Real Estate)	513,610
662,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	301,988
169,000	Luk Fook Holdings International Ltd. (Retailing)	627,152
2,424,000	Newocean Energy Holdings Ltd. (Energy)(a)	885,324
278,000	Orient Overseas International Ltd. (Transportation)	1,813,501

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
210,000	Regal Hotels International Holdings Ltd. (Consumer Services)	$ 130,471
1,453,000	Samson Holding Ltd. (Consumer Durables & Apparel)	189,303
3,506,000	Shun Tak Holdings Ltd. (Capital Goods)	1,602,217
514,208	SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)	901,554
109,138	SOCAM Development Ltd. (Capital Goods)*	98,969
187,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	168,148
607,000	Sunlight Real Estate Investment Trust (REIT)	306,647
288,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	235,766
2,748,000	The United Laboratories International Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	1,353,518
100,000	Tian An China Investments Co. Ltd. (Real Estate)	61,803
4,824,000	Truly International Holdings Ltd. (Technology Hardware & Equipment)	1,735,730
657,600	VST Holdings Ltd. (Technology Hardware & Equipment)	209,403
70,900	VTech Holdings Ltd. (Technology Hardware & Equipment)	999,622

		17,841,925

India – 0.1%
177,179	Vedanta Resources PLC (Materials)	990,078

Ireland – 0.5%
311,716	Aer Lingus Group PLC (Transportation)	752,708
452,262	Beazley PLC (Insurance)	1,959,463
76,774	Grafton Group PLC (Capital Goods)	772,662
56,959	Greencore Group PLC (Food, Beverage & Tobacco)	264,171
129,410	Irish Continental Group PLC (Transportation)	478,450

		4,227,454

Isle of Man – 0.1%
176,191	Optimal Payments PLC (Software & Services)*	911,846

Israel – 0.3%
31,536	Delek Automotive Systems Ltd. (Retailing)	302,409

Shares	Description	Value
Common Stocks – (continued)
Israel – (continued)
4,869	Osem Investments Ltd. (Food, Beverage & Tobacco)	$ 86,266
180,186	Plus500 Ltd. (Diversified Financials)(a)	1,538,264

		1,926,939

Italy – 3.9%
79,942	ACEA SpA (Utilities)	898,662
50,339	Amplifon SpA (Health Care Equipment & Services)	301,125
17,369	Ansaldo STS SpA (Transportation)	174,540
179,826	Ascopiave SpA (Utilities)	386,689
134,855	ASTM SpA (Transportation)	1,692,472
132,048	Banca IFIS SpA (Diversified Financials)	2,271,668
1,216,504	Banca Popolare di Milano Scarl (Banks)*	973,780
2,377,919	Beni Stabili SpA (REIT)	1,776,674
273,322	Cementir Holding SpA (Materials)	1,828,697
15,729	Cosmo Pharmaceuticals SpA (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,358,601
187,748	Credito Emiliano SpA (Banks)	1,460,770
37,952	De’Longhi (Consumer Durables & Apparel)	684,147
272,839	ERG SpA (Energy)	3,252,650
1,135,337	Hera SpA (Utilities)	2,782,469
53,461	Industria Macchine Automatiche SpA (Capital Goods)	2,357,124
15,348	Interpump Group SpA (Capital Goods)	218,759
1,618,175	Iren SpA (Utilities)	1,877,106
235,699	Recordati SpA (Pharmaceuticals, Biotechnology & Life Sciences)	3,895,330
9,441	Reply SpA (Software & Services)	730,396
112,285	Societa Iniziative Autostradali e Servizi SpA (Transportation)	1,122,636

		31,044,295

Japan – 31.7%
40,600	Accordia Golf Co. Ltd. (Consumer Services)	413,415
14,000	Aderans Co. Ltd. (Household & Personal Products)	124,283
10,700	Aisan Industry Co. Ltd. (Automobiles & Components)	93,287
59,800	Alpen Co. Ltd. (Retailing)	878,416
208,400	Alpine Electronics, Inc. (Consumer Durables & Apparel)	3,222,983
80,000	AOKI Holdings, Inc. (Retailing)	928,310
160,000	Aoyama Trading Co. Ltd. (Retailing)	5,377,496

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
17,500	Arcs Co. Ltd. (Food & Staples Retailing)	$ 360,565
85,600	ASKA Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	914,326
315,100	Avex Group Holdings, Inc. (Media)	5,313,646
10,600	C. Uyemura & Co. Ltd. (Materials)	537,302
86,900	Canon Marketing Japan, Inc. (Retailing)	1,579,066
59,800	Capcom Co. Ltd. (Software & Services)	1,001,878
149,000	Central Glass Co. Ltd. (Capital Goods)	625,719
108,100	Century Tokyo Leasing Corp. (Diversified Financials)	2,555,808
41,500	Chiyoda Integre Co. Ltd. (Capital Goods)	777,086
212,000	Chugoku Marine Paints Ltd. (Materials)	1,866,102
206,600	CKD Corp. (Capital Goods)	1,967,961
389,000	Clarion Co. Ltd. (Consumer Durables & Apparel)*(a)	1,147,552
23,400	Coca-Cola West Co. Ltd. (Food, Beverage & Tobacco)	334,696
5,500	Cocokara fine, Inc. (Food & Staples Retailing)	136,280
113,000	Daido Metal Co. Ltd. (Automobiles & Components)	1,060,600
198,000	Daihen Corp. (Capital Goods)	955,112
93,400	Daiichikosho Co. Ltd. (Media)	2,704,830
11,700	Daikoku Denki Co. Ltd. (Consumer Durables & Apparel)	187,396
50,000	Daio Paper Corp. (Materials)	431,828
31,000	Daiwa Industries Ltd. (Capital Goods)	188,382
259,000	Daiwabo Holdings Co. Ltd. (Technology Hardware & Equipment)	431,910
139,300	DCM Holdings Co. Ltd. (Retailing)	929,400
21,000	Denki Kogyo Co. Ltd. (Technology Hardware & Equipment)	93,014
35,200	Doshisha Co. Ltd. (Retailing)	549,438
139,200	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	1,978,459
15,700	Dydo Drinco, Inc. (Food, Beverage & Tobacco)	644,616
98,800	Eagle Industry Co. Ltd. (Automobiles & Components)	1,840,131
126,000	Ebara Corp. (Capital Goods)	484,648
586,600	EDION Corp. (Retailing)(a)	4,350,287
72,800	Eizo Corp. (Technology Hardware & Equipment)	1,581,674
27,600	en-japan, Inc. (Commercial & Professional Services)	401,008
132,900	Fancl Corp. (Household & Personal Products)	2,127,048

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
133,200	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	$ 2,502,224
413	Frontier Real Estate Investment Corp. (REIT)	1,882,707
230,400	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	2,228,873
56,100	Fuji Oil Co. Ltd. (Food, Beverage & Tobacco)	720,778
65,300	Fuji Soft, Inc. (Software & Services)	1,306,749
101,300	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	1,220,032
41,600	Fuyo General Lease Co. Ltd. (Diversified Financials)	1,339,137
12,900	Geo Holdings Corp. (Retailing)	126,220
1,210	Global One Real Estate Investment Corp. (REIT)	5,018,661
253,300	Gree, Inc. (Software & Services)(a)	1,442,928
67,000	GS Yuasa Corp. (Capital Goods)	302,364
85,200	G-Tekt Corp. (Automobiles & Components)	811,750
2,117	Hankyu REIT, Inc. (REIT)	2,751,214
20,600	Heiwa Corp. (Consumer Durables & Apparel)	414,361
1,531	Heiwa Real Estate REIT, Inc. (REIT)	1,273,487
22,600	Heiwado Co. Ltd. (Food & Staples Retailing)	479,152
256,400	Hitachi Capital Corp. (Diversified Financials)	5,041,014
38,600	Hitachi Koki Co. Ltd. (Capital Goods)	278,005
285,400	Hitachi Transport System Ltd. (Transportation)	3,733,730
35,300	Hokkaido Electric Power Co., Inc. (Utilities)*	285,140
109,100	IBJ Leasing Co. Ltd. (Diversified Financials)	2,055,049
1,607	Ichigo Real Estate Investment Corp. (REIT)	1,260,173
1,614,000	Ishihara Sangyo Kaisha Ltd. (Materials)*	1,401,024
356,300	IT Holdings Corp. (Software & Services)	5,918,296
421,000	Jaccs Co. Ltd. (Diversified Financials)	1,962,319
157,900	Jafco Co. Ltd. (Diversified Financials)	5,173,069
72,000	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	1,627,271
47,000	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	650,032
18,200	Japan Petroleum Exploration Co. Ltd. (Energy)	552,722
3,032	Japan Rental Housing Investments, Inc. (REIT)	2,410,175

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
120,400	Japan Securities Finance Co. Ltd. (Diversified Financials)	$ 595,944
145,000	Japan Vilene Co. Ltd. (Consumer Durables & Apparel)	737,405
170,000	J-Oil Mills, Inc. (Food, Beverage & Tobacco)	607,975
1,277,500	JVC Kenwood Corp. (Consumer Durables & Apparel)*	3,028,229
115,300	Kadokawa Dwango (Media)*	1,706,857
12,500	Kasumi Co. Ltd. (Food & Staples Retailing)	104,844
320,000	Kato Works Co. Ltd. (Capital Goods)	2,502,025
2,482,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	7,104,642
30,500	Keihin Corp. (Automobiles & Components)	486,151
30	Kenedix Office Investment Corp. (REIT)	178,155
120	Kenedix Residential Investment Corp. (REIT)(a)	347,694
137,000	Kissei Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,109,874
540,500	Kitz Corp. (Capital Goods)	2,566,543
65,000	Koa Corp. (Technology Hardware & Equipment)	595,180
167,300	Koei Tecmo Holdings Co. Ltd. (Software & Services)	2,523,064
202,100	Kohnan Shoji Co. Ltd. (Retailing)	2,284,682
32,500	Kokuyo Co. Ltd. (Commercial & Professional Services)	247,703
32,900	Konoike Transport Co. Ltd. (Transportation)	675,892
210,000	Kurabo Industries Ltd. (Consumer Durables & Apparel)	352,170
42,300	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	855,256
5,500	Kyoritsu Maintenance Co. Ltd. (Consumer Services)(a)	307,222
21,100	Macnica, Inc. (Technology Hardware & Equipment)(a)	621,880
219,000	Maeda Road Construction Co. Ltd. (Capital Goods)	3,455,959
15,000	Makino Milling Machine Co. Ltd. (Capital Goods)	128,888
166,000	Marudai Food Co. Ltd. (Food, Beverage & Tobacco)	594,534
24,500	Marusan Securities Co. Ltd. (Diversified Financials)	169,377
47,800	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	1,575,270
9,200	Megmilk Snow Brand Co. Ltd. (Food, Beverage & Tobacco)	126,479

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
92,200	Melco Holdings, Inc. (Technology Hardware & Equipment)(a)	$ 1,455,275
994	MID REIT, Inc. (REIT)	2,542,456
9,300	Mimasu Semiconductor Industry Co. Ltd. (Semiconductors & Semiconductor Equipment)	105,215
69,400	Mirait Holdings Corp. (Capital Goods)	804,596
200,000	Mito Securities Co. Ltd. (Diversified Financials)	694,905
84,500	Mitsui High-Tec, Inc. (Semiconductors & Semiconductor Equipment)	568,779
85,000	Mitsui-Soko Holdings Co. Ltd. (Transportation)	284,967
34,800	Mitsumi Electric Co. Ltd. (Technology Hardware & Equipment)	265,402
306,100	Monex Group, Inc. (Diversified Financials)	628,428
646,000	Morinaga Milk Industry Co. Ltd. (Food, Beverage & Tobacco)	2,792,752
21,000	Nachi-Fujikoshi Corp. (Capital Goods)	112,920
125,600	NEC Networks & System Integration Corp. (Software & Services)	2,699,233
53,000	Nichias Corp. (Capital Goods)	290,992
43,000	Nichii Gakkan Co. (Health Care Equipment & Services)	448,552
82,000	Nichi-iko Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,476,630
13,300	NIFTY Corp. (Software & Services)(a)	148,611
19,700	Nikkiso Co. Ltd. (Health Care Equipment & Services)	173,366
119,000	Nippon Chemi-Con Corp. (Technology Hardware & Equipment)*	335,766
176,000	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	834,735
2,593,300	Nippon Light Metal Holdings Co. Ltd. (Materials)	3,877,056
12,900	Nippon Paper Industries Co. Ltd. (Materials)	203,421
239,000	Nippon Thompson Co. Ltd. (Capital Goods)	1,158,048
13,600	Nipro Corp. (Health Care Equipment & Services)(a)	119,115
218,000	Nissin Electric Co. Ltd. (Capital Goods)	1,294,357
1,959	Nomura Real Estate Master Fund, Inc. (REIT)	2,455,809
437	Nomura Real Estate Office Fund, Inc. (REIT)	2,233,113
311	Nomura Real Estate Residential Fund, Inc. (REIT)	1,803,527

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
86,500	North Pacific Bank Ltd. (Banks)	$ 322,234
366,000	NS United Kaiun Kaisha Ltd. (Transportation)	1,192,363
910,000	NTN Corp. (Capital Goods)	3,894,547
21,700	Ohsho Food Service Corp. (Consumer Services)	871,671
15,200	Okamura Corp. (Commercial & Professional Services)	111,345
26,700	Paltac Corp. (Retailing)	336,079
29,400	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	813,176
3,900	Pilot Corp. (Commercial & Professional Services)	231,152
31,600	Plenus Co. Ltd. (Consumer Services)	543,418
58,900	Pola Orbis Holdings, Inc. (Household & Personal Products)	2,508,223
468	Premier Investment Corp. (REIT)	2,505,181
76,600	Riso Kagaku Corp. (Technology Hardware & Equipment)	1,331,751
273,400	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,672,151
61,300	Roland DG Corp. (Technology Hardware & Equipment)	1,823,002
218,800	Round One Corp. (Consumer Services)	1,366,320
82,000	Ryobi Ltd. (Capital Goods)	220,565
6,000	Ryosan Co. Ltd. (Technology Hardware & Equipment)	127,362
7,300	Saizeriya Co. Ltd. (Consumer Services)	118,166
58,000	Sakai Chemical Industry Co. Ltd. (Materials)	206,399
35,700	San-A Co. Ltd. (Food & Staples Retailing)	1,191,864
1,381,000	Sankyu, Inc. (Transportation)	5,524,650
31,000	Sanyo Chemical Industries Ltd. (Materials)	224,751
291,000	Sanyo Special Steel Co. Ltd. (Materials)	976,617
458,000	Sapporo Holdings Ltd. (Food, Beverage & Tobacco)	1,929,216
226,000	Seino Holdings Co. Ltd. (Transportation)	2,459,180
3,202	Sekisui House SI Residential Investment Corp. (REIT)(a)	3,615,026
756,000	Senko Co. Ltd. (Transportation)(a)	4,370,018
18,000	Shindengen Electric Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	96,542
206,000	SMK Corp. (Technology Hardware & Equipment)	855,747

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
23,100	St. Marc Holdings Co. Ltd. (Consumer Services)	$ 1,485,399
238,000	Sumitomo Bakelite Co. Ltd. (Materials)	985,067
19,800	Sumitomo Densetsu Co. Ltd. (Capital Goods)	234,558
165,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	479,795
186,000	Sumitomo Seika Chemicals Co. Ltd. (Materials)	1,317,939
61,000	Taihei Dengyo Kaisha Ltd. (Capital Goods)	466,325
38,300	Taikisha Ltd. (Capital Goods)	911,114
124,800	Tamron Co. Ltd. (Consumer Durables & Apparel)	2,437,630
20,200	Tatsuta Electric Wire and Cable Co. Ltd. (Capital Goods)	84,212
80,000	The Nippon Road Co. Ltd. (Capital Goods)	381,963
140,000	The Nippon Synthetic Chemical Industry Co. Ltd. (Materials)	860,916
348,000	The Nisshin Oillio Group Ltd. (Food, Beverage & Tobacco)	1,265,716
10,600	The Okinawa Electric Power Co., Inc. (Utilities)	367,205
323,000	The Towa Bank Ltd. (Banks)	265,192
15,100	Tocalo Co. Ltd. (Capital Goods)	254,205
154,000	Toei Co. Ltd. (Media)	891,922
40,500	Toho Holdings Co. Ltd. (Health Care Equipment & Services)	564,088
19,900	Tohokushinsha Film Corp. (Media)	143,770
38,000	Tokai Rika Co. Ltd. (Automobiles & Components)	782,497
68,000	Toko, Inc. (Technology Hardware & Equipment)(a)	181,103
1,365,000	Tokuyama Corp. (Materials)	3,032,193
80,200	Tokyo Broadcasting System Holdings, Inc. (Media)	915,340
170,200	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,461,159
1,131	Tokyu REIT, Inc. (REIT)	1,498,800
691	Top REIT, Inc. (REIT)	2,964,745
17,900	Torii Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	456,480
54,400	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,474,510
6,400	TS Tech Co. Ltd. (Automobiles & Components)	161,248
59,000	Tsubakimoto Chain Co. (Capital Goods)	475,032
104,000	Tsugami Corp. (Capital Goods)	594,063
40,900	TV Asahi Holdings Corp. (Media)	636,773

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
24,030	Usen Corp. (Media)*	$ 62,982
11,700	Valor Co. Ltd. (Food & Staples Retailing)	220,700
31,000	Wacoal Holdings Corp. (Consumer Durables & Apparel)	307,269
86,600	Wacom Co. Ltd. (Technology Hardware & Equipment)	365,899
139,100	Wakita & Co. Ltd. (Capital Goods)	1,318,441
22,900	Warabeya Nichiyo Co. Ltd. (Food, Beverage & Tobacco)	383,108
22,900	Zenkoku Hosho Co. Ltd. (Diversified Financials)	729,770

		253,520,378

Jersey – 0.1%
341,279	Petra Diamonds Ltd. (Materials)*	786,892

Netherlands – 2.9%
89,585	ASM International NV (Semiconductors & Semiconductor Equipment)(a)	3,655,156
165,198	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	3,352,899
259,441	BinckBank NV (Diversified Financials)	2,131,067
26,729	Eurocommercial Properties NV CVA (Real Estate)	1,189,680
7,203	Exact Holding NV (Software & Services)(a)	258,086
125,548	Nutreco NV (Food, Beverage & Tobacco)	6,393,623
349,050	SNS REAAL NV (Diversified Financials)*(a)	—
508,746	TomTom NV (Consumer Durables & Apparel)*	3,342,990
42,383	Vastned Retail NV (REIT)	2,101,295
3,422	Wereldhave NV (REIT)	246,215
71,867	Wessanen (Food, Beverage & Tobacco)	458,903

		23,129,914

New Zealand – 0.8%
2,868,023	Air New Zealand Ltd. (Transportation)	5,425,964
33,011	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	148,853
19,774	Freightways Ltd. (Transportation)	85,870
92,509	SKY Network Television Ltd. (Media)	406,764
190,667	Summerset Group Holdings Ltd. (Health Care Equipment & Services)(a)	429,653

		6,497,104

Shares	Description	Value
Common Stocks – (continued)
Norway – 2.3%
265,401	Austevoll Seafood ASA (Food, Beverage & Tobacco)	$ 1,549,955
115,175	Borregaard ASA (Materials)	810,359
423,409	Kongsberg Automotive Holding ASA (Automobiles & Components)*	332,881
55,824	Leroey Seafood Group ASA (Food, Beverage & Tobacco)	1,957,285
560,194	Marine Harvest ASA (Food, Beverage & Tobacco)	7,328,201
93,555	Norwegian Property ASA (Real Estate)*	125,936
160,062	Salmar ASA (Food, Beverage & Tobacco)	2,471,049
135,030	SpareBanken 1 SMN (Banks)	957,023
910,639	Storebrand ASA (Insurance)*	2,752,848
13,653	TGS Nopec Geophysical Co. ASA (Energy)	316,689

		18,602,226

Portugal – 0.8%
193,510	CTT-Correios de Portugal SA (Transportation)	2,036,062
413,366	Portucel SA (Materials)	1,667,604
2,559,189	Portugal Telecom SGPS SA (Registered) (Telecommunication Services)(a)	1,783,714
335,904	REN - Redes Energeticas Nacionais SGPS SA (Utilities)	952,569

		6,439,949

Singapore – 0.5%
29,411	Cape PLC (Commercial & Professional Services)	92,416
490,000	Chip Eng Seng Corp. Ltd. (Capital Goods)	328,460
101,000	CWT Ltd. (Transportation)	125,429
216,000	Ho Bee Land Ltd. (Real Estate)	330,514
785,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)	410,414
146,900	Mapletree Logistics Trust (REIT)	130,307
59,000	OUE Ltd. (Consumer Services)	95,817
6,358	REC Solar ASA (Semiconductors & Semiconductor Equipment)*	83,567
492,100	United Engineers Ltd. (Capital Goods)	1,103,868
16,000	Venture Corp. Ltd. (Technology Hardware & Equipment)	96,080
561,000	Wing Tai Holdings Ltd. (Real Estate)	758,128

		3,555,000

South Africa – 1.1%
465,576	Mondi PLC (Materials)	8,305,346
15,018	Mota-Engil Africa NV (Capital Goods)*(a)	104,707

		8,410,053

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – 1.3%
24,846	Acciona SA (Utilities)*(a)	$ 1,776,090
74,120	Bolsas y Mercados Espanoles SA (Diversified Financials)	3,046,929
30,191	Let’s GOWEX SA (Telecommunication Services)*(a)	—
414,290	Mediaset Espana Comunicacion SA (Media)*	5,043,630
30,425	Papeles y Cartones de Europa SA (Materials)	146,246
13,696	Tecnicas Reunidas SA (Energy)	532,603

		10,545,498

Sweden – 4.1%
20,291	B&B Tools AB Class B (Capital Goods)	347,129
44,906	Betsson AB (Consumer Services)*	1,682,829
92,484	Bilia AB Class A (Retailing)	2,804,879
169,583	BillerudKorsnas AB (Materials)	2,574,180
25,966	BioGaia AB Class B (Pharmaceuticals, Biotechnology & Life Sciences)	564,874
54,651	Clas Ohlson AB Class B (Retailing)	845,439
199,773	Fabege AB (Real Estate)	2,727,014
80,941	Fastighets AB Balder Class B (Real Estate)*	1,170,539
71,855	Haldex AB (Capital Goods)	970,280
14,975	Hexpol AB (Materials)	1,502,381
45,778	Industrial & Financial Systems AB Class B (Software & Services)	1,410,818
76,169	Intrum Justitia AB (Commercial & Professional Services)	2,026,980
205,957	JM AB (Consumer Durables & Apparel)	6,779,239
136,186	Klovern AB Class B (Real Estate)*	135,788
78,803	Loomis AB Class B (Commercial & Professional Services)	2,331,658
23,182	Net Entertainment NE AB Class B (Software & Services)*	734,521
177,798	Nobia AB (Consumer Durables & Apparel)(a)	1,543,930
85,789	Nolato AB Class B (Capital Goods)	2,058,580
67,713	Peab AB (Capital Goods)	487,004
51,787	Tethys Oil AB (Energy)*	347,671

		33,045,733

Switzerland – 3.4%
69,168	Ascom Holding AG (Registered) (Technology Hardware & Equipment)	1,065,320
18,980	Autoneum Holding AG (Automobiles & Components)*	3,176,767

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
8,329	Flughafen Zuerich AG (Registered) (Transportation)	$ 5,670,487
1,933	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	1,869,045
4,839	Helvetia Holding AG (Registered) (Insurance)	2,468,332
7,673	Inficon Holding AG (Registered) (Technology Hardware & Equipment)*	2,573,823
428	Intershop Holdings AG (Real Estate)	172,468
10,897	Komax Holding AG (Registered) (Capital Goods)*	1,640,478
65,079	Kudelski SA (Technology Hardware & Equipment)	745,459
133,373	Logitech International SA (Registered) (Technology Hardware & Equipment)	1,961,147
38,669	Nobel Biocare Holding AG (Registered) (Health Care Equipment & Services)*(a)	719,578
7,336	PSP Swiss Property AG (Registered) (Real Estate)*	757,239
4,103	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	684,578
5,611	Straumann Holding AG (Registered) (Health Care Equipment & Services)	1,267,414
5,121	U-Blox AG (Semiconductors & Semiconductor Equipment)*	732,198
1,800	Valora Holding AG (Registered) (Retailing)*	435,508
22,660	Zehnder Group AG (Capital Goods)	987,149

		26,926,990

United Kingdom – 19.7%
57,439	Advanced Medical Solutions Group PLC (Health Care Equipment & Services)	113,983
22,126	Alent PLC (Materials)	121,512
926,028	Amlin PLC (Insurance)	6,785,284
418,866	Barratt Developments PLC (Consumer Durables & Apparel)	2,883,253
44,747	Bellway PLC (Consumer Durables & Apparel)	1,224,973
195,548	Berendsen PLC (Commercial & Professional Services)	3,272,576
186,927	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	6,813,627
73,269	Betfair Group PLC (Consumer Services)	1,771,698
194,837	Big Yellow Group PLC (REIT)	1,788,949
115,181	Bodycote PLC (Capital Goods)	1,177,787
103,937	Britvic PLC (Food, Beverage & Tobacco)	1,099,938

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
1,397,162	Cable & Wireless Communications PLC (Telecommunication Services)	$ 1,048,981
46,522	Chemring Group PLC (Capital Goods)	151,332
149,209	Chesnara PLC (Insurance)	789,822
68,740	Concentric AB (Capital Goods)(a)	878,148
12,068	CSR PLC (Semiconductors & Semiconductor Equipment)	154,621
192,931	Dart Group PLC (Transportation)	837,633
202,883	Diploma PLC (Capital Goods)	2,325,860
1,633,062	DS Smith PLC (Materials)	7,767,137
403,839	Elementis PLC (Materials)	1,676,646
29,968	esure Group PLC (Insurance)	103,779
203,569	Fenner PLC (Capital Goods)(a)	565,290
222,709	Galliford Try PLC (Capital Goods)	4,410,024
1,383,678	Globo PLC (Software & Services)*(a)	875,320
82,257	Go-Ahead Group PLC (Transportation)	3,054,329
151,334	Great Portland Estates PLC (REIT)	1,785,126
101,367	Greggs PLC (Food & Staples Retailing)	1,252,020
577,762	Halfords Group PLC (Retailing)	3,854,784
1,308,094	Hansteen Holdings PLC (REIT)	2,222,443
1,648,798	Henderson Group PLC (Diversified Financials)	5,877,554
238,677	Hikma Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)	8,457,329
1,922,932	Home Retail Group PLC (Retailing)	5,554,322
100,056	Homeserve PLC (Commercial & Professional Services)	506,669
113,643	Hunting PLC (Energy)	676,544
490,426	IG Group Holdings PLC (Diversified Financials)	5,321,395
272,541	Inchcape PLC (Retailing)	2,846,938
477,514	Intermediate Capital Group PLC (Diversified Financials)	3,538,171
209,127	Interserve PLC (Capital Goods)	1,679,745
427,078	Jazztel PLC (Telecommunication Services)*	6,050,807
52,735	JD Wetherspoon PLC (Consumer Services)	628,287
46,036	Keller Group PLC (Capital Goods)	616,289
190,488	Lancashire Holdings Ltd. (Insurance)	1,746,847
740,729	Londonmetric Property PLC (REIT)	1,779,519
202,810	Lookers PLC (Retailing)	455,921
2,485,373	Man Group PLC (Diversified Financials)	6,690,986

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
212,100	Micro Focus International PLC (Software & Services)	$ 3,360,772
291,644	Moneysupermarket.com Group PLC (Software & Services)	1,151,302
140,098	Northgate PLC (Transportation)	1,302,307
568,857	Pace PLC (Technology Hardware & Equipment)	2,854,864
597,512	Pennon Group PLC (Utilities)	7,987,031
1,048,764	QinetiQ Group PLC (Capital Goods)	2,946,948
843,107	Redefine International PLC (REIT)	690,184
155,898	Safestore Holdings PLC (REIT)	633,914
28,661	Savills PLC (Real Estate)	314,526
139,866	Soco International PLC (Energy)*	549,193
673,806	Speedy Hire PLC (Capital Goods)	738,330
1,560,842	Spirit Pub Co. PLC (Consumer Services)	2,696,528
164,929	Stobart Group Ltd. (Transportation)(a)	262,822
94,419	SVG Capital PLC (Diversified Financials)*	618,432
6,683	Synergy Health PLC (Health Care Equipment & Services)	218,018
2,152,008	Taylor Wimpey PLC (Consumer Durables & Apparel)	4,371,942
39,703	The Restaurant Group PLC (Consumer Services)	428,395
146,626	Trinity Mirror PLC (Media)*	380,411
309,732	TT electronics PLC (Technology Hardware & Equipment)	514,194
98,180	Victrex PLC (Materials)	3,035,072
288,444	WH Smith PLC (Retailing)	5,841,981
49,682	Workspace Group PLC (REIT)	588,770
154,151	WS Atkins PLC (Commercial & Professional Services)	2,904,924
97,989	Xchanging PLC (Software & Services)	230,904

		157,855,962

TOTAL COMMON STOCKS		$785,176,683

Preferred Stocks – 0.7%
Germany – 0.3%
10,210	Biotest AG (Pharmaceuticals, Biotechnology & Life Sciences)	$ 1,250,307
3,272	Draegerwerk AG & Co. KGaA (Health Care Equipment & Services)	329,452
23,846	Sixt SE (Transportation)	737,445

		2,317,204

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Preferred Stocks – (continued)
Italy – 0.4%
651,399	Unipol Gruppo Finanziario SpA (Insurance)	$ 3,327,295

TOTAL PREFERRED STOCKS		$ 5,644,499

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$790,821,182

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 4.2%
Goldman Sachs Financial Square Money Market Fund — FST Shares
33,603,884	0.082%	$ 33,603,884

TOTAL INVESTMENTS – 103.1%		$824,425,066

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.1)%		(24,658,529)

NET ASSETS – 100.0%		$799,766,537

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2015.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	35	March 2015	$1,324,530	$145,018
FTSE 100 Index	8	March 2015	808,046	62,191
Hang Seng Index	1	February 2015	158,243	(1,893)
MSCI Singapore Index	1	February 2015	56,209	(5)

TOTAL				$205,311

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$798,205,821

Gross unrealized gain	81,452,052
Gross unrealized loss	(55,232,807)

Net unrealized security gain	$26,219,245

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or the settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2015:

EMERGING MARKETS EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$57,597,793	$—
Asia	30,203,350	431,906,479	—
Europe	—	7,864,138	—
North America	38,605,927	—	—
South America	34,112,577	38,393,385	—
Securities Lending Reinvestment Vehicle	13,700,650	—	—
Total	$116,622,504	$535,761,795	$—

INTERNATIONAL EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$5,997,211	$—
Asia	—	217,626,985	—
Australia and Oceania	—	36,810,818	—
Europe	—	423,473,282	—
North America	—	447,451	—
Securities Lending Reinvestment Vehicle	2,160,164	—	—
Total	$2,160,164	$684,355,747	$—

Derivative Type
Assets(b)
Futures Contracts	$95,231	$—	$—

INTERNATIONAL SMALL CAP INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$8,444,955	$—
Asia	—	280,280,541	—
Australia and Oceania	—	51,559,056	—
Europe	—	438,851,951	—
North America	—	11,719,581	—
Securities Lending Reinvestment Vehicle	33,603,884	—	—
Total	$33,603,884	$790,856,084	$—

Derivative Type
Assets(b)
Futures Contracts	$207,209	$—	$—
Liabilities(b)
Futures Contracts	$(1,898)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 30, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 30, 2015

*	Print the name and title of each signing officer under his or her signature.